SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notes receivables	$ 111,682	$ 3,413
Deposits-current	163,833	1,788
Advance to suppliers	284,212	7,042
Prepaid expenses and other current assets	87,932	149,023
Other current assets	$ 647,659	$ 161,266